UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03691

LORD ABBETT MID CAP STOCK FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2013

Item 1:	Report(s) to Shareholders.

2 0 1 3

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Mid Cap Stock Fund

For the six-month period ended June 30, 2013

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

12	Financial Highlights

20	Notes to Financial Statements

29	Supplemental Information to Shareholders

Lord Abbett Mid Cap Stock Fund
Semiannual Report

For the six-month period ended June 30, 2013

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Mid Cap Stock Fund for the six-month period ended June 30, 2013. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 through June 30, 2013).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 1/1/13 –6/30/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/13	6/30/13	1/1/13 - 6/30/13
Class A
Actual	$1,000.00	$1,142.70	$5.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.26	$5.61
Class B
Actual	$1,000.00	$1,138.70	$9.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.05	$8.80
Class C
Actual	$1,000.00	$1,138.70	$9.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.08	$8.80
Class F
Actual	$1,000.00	$1,143.70	$4.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.49	$4.36
Class I
Actual	$1,000.00	$1,144.90	$4.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.98	$3.86
Class P
Actual	$1,000.00	$1,143.00	$5.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.29	$5.56
Class R2
Actual	$1,000.00	$1,141.70	$7.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.02	$6.85
Class R3
Actual	$1,000.00	$1,141.70	$6.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.56	$6.31

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.12% for Class A, 1.76% for Classes B and C, 0.87% for Class F, 0.77% for Class I, 1.11% for Class P, 1.37% for Class R2 and 1.26% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2013

Sector*	%**
Consumer Discretionary	8.80%
Consumer Staples	3.54%
Energy	7.65%
Financials	31.02%
Health Care	11.48%

Sector*	%**
Industrials	12.74%
Information Technology	10.73%
Materials	6.61%
Utilities	6.31%
Repurchase Agreement	1.12%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2013

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 99.15%

Aerospace & Defense 0.91%
Esterline Technologies Corp.*	306,705	$22,172

Automobiles 0.53%
Harley-Davidson, Inc.	237,000	12,992

Beverages 0.55%
Beam, Inc.	213,000	13,442

Capital Markets 4.40%
Affiliated Managers Group, Inc.*	138,000	22,624
Ares Capital Corp.	1,516,200	26,079
Lazard Ltd. Class A	308,500	9,918
Raymond James Financial, Inc.	703,900	30,253
TD Ameritrade Holding Corp.	749,000	18,193
Total		107,067

Chemicals 3.09%
Ashland, Inc.	231,000	19,288
Axiall Corp.	416,600	17,739
CF Industries Holdings, Inc.	56,600	9,707
Chemtura Corp.*	838,000	17,011
International Flavors & Fragrances, Inc.	151,500	11,387
Total		75,132

Commercial Banks 9.09%
CIT Group, Inc.*	901,000	42,014
City National Corp.	284,700	18,041
Comerica, Inc.	811,000	32,302
Fifth Third Bancorp	1,611,100	29,080
M&T Bank Corp.	241,000	26,932
Signature Bank*	137,100	11,382
SunTrust Banks, Inc.	1,336,000	42,177
Zions Bancorporation	659,300	19,041
Total		220,969

		Fair
		Value
Investments	Shares	(000)
Commercial Services & Supplies 0.60%
Tyco International Ltd. (Switzerland)(a)	442,000	$14,564

Computers & Peripherals 1.69%
NCR Corp.*	838,225	27,653
NetApp, Inc.*	356,000	13,450
Total		41,103

Construction & Engineering 2.31%
Jacobs Engineering Group, Inc.*	537,500	29,632
URS Corp.	562,800	26,576
Total		56,208

Containers & Packaging 0.87%
Rock-Tenn Co. Class A	212,645	21,239

Electric: Utilities 3.15%
Edison International	184,500	8,885
ITC Holdings Corp.	142,000	12,965
NV Energy, Inc.	1,039,915	24,396
PPL Corp.	1,006,000	30,442
Total		76,688

Electrical Equipment 1.07%
Eaton Corp. plc (Ireland)(a)	393,600	25,903

Electronic Equipment, Instruments & Components 3.37%
Anixter International, Inc.*	427,800	32,432
Arrow Electronics, Inc.*	584,000	23,272
TE Connectivity Ltd. (Switzerland)(a)	573,800	26,131
Total		81,835

Energy Equipment & Services 3.76%
Atwood Oceanics, Inc.*	315,957	16,445
Cameron International Corp.*	198,000	12,110
Nabors Industries Ltd.	800,000	12,248
Rowan Cos., plc Class A*	477,600	16,272

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

		Fair
		Value
Investments	Shares	(000)
Energy Equipment & Services (continued)
Superior Energy Services, Inc.*	594,900	$15,432
Tidewater, Inc.	332,000	18,914
Total		91,421

Food Products 2.35%
Bunge Ltd.	440,600	31,181
Kellogg Co.	204,000	13,103
Pinnacle Foods, Inc.	528,000	12,751
Total		57,035

Health Care Equipment & Supplies 0.64%
Hologic, Inc.*	808,000	15,594

Health Care Providers & Services 6.38%
CIGNA Corp.	606,000	43,929
Community Health Systems, Inc.	600,000	28,128
DaVita HealthCare Partners, Inc.*	105,135	12,700
Humana, Inc.	297,000	25,061
Laboratory Corp. of America Holdings*	271,300	27,157
Universal Health Services, Inc. Class B	270,000	18,079
Total		155,054

Hotels, Restaurants & Leisure 1.06%
Hyatt Hotels Corp. Class A*	323,000	13,036
Orient-Express Hotels Ltd. Class A*	1,055,000	12,829
Total		25,865

Household Durables 1.02%
Tupperware Brands Corp.	320,000	24,861

Information Technology Services 1.55%
Fidelity National Information Services, Inc.	881,600	37,768

		Fair
		Value
Investments	Shares	(000)
Insurance 9.70%
ACE Ltd. (Switzerland)(a)	286,700	$25,654
Allstate Corp. (The)	513,300	24,700
Brown & Brown, Inc.	455,000	14,669
Everest Re Group Ltd.	215,200	27,602
Hartford Financial Services Group, Inc.	1,656,000	51,203
Lincoln National Corp.	924,000	33,698
Marsh & McLennan Cos., Inc.	509,800	20,351
XL Group plc (Ireland)(a)	1,255,000	38,052
Total		235,929

Life Sciences Tools & Services 1.46%
Life Technologies Corp.*	117,000	8,659
PerkinElmer, Inc.	827,000	26,878
Total		35,537

Machinery 4.09%
Dover Corp.	374,900	29,115
IDEX Corp.	416,900	22,433
Kennametal, Inc.	135,534	5,263
Oshkosh Corp.*	476,000	18,074
Pentair Ltd. (Switzerland)(a)	424,000	24,460
Total		99,345

Media 1.60%
Interpublic Group of Cos., Inc. (The)	2,669,000	38,834

Metals & Mining 1.98%
Allegheny Technologies, Inc.	790,000	20,785
Reliance Steel & Aluminum Co.	415,500	27,240
Total		48,025

Multi-Line Retail 1.52%
Macy’s, Inc.	770,800	36,998

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2013

		Fair
		Value
Investments	Shares	(000)
Multi-Utilities 3.18%
CMS Energy Corp.	1,031,200	$28,018
PG&E Corp.	274,400	12,548
Sempra Energy	252,000	20,604
Wisconsin Energy Corp.	392,000	16,068
Total		77,238

Oil, Gas & Consumable Fuels 3.91%
Denbury Resources, Inc.*	815,000	14,116
Noble Energy, Inc.	406,000	24,376
QEP Resources, Inc.	568,500	15,793
Range Resources Corp.	197,000	15,232
Southwestern Energy Co.*	338,000	12,347
Tesoro Corp.	254,700	13,326
Total		95,190

Paper & Forest Products 0.69%
International Paper Co.	380,000	16,838

Personal Products 0.65%
Avon Products, Inc.	756,000	15,899

Pharmaceuticals 3.03%
Actavis, Inc.*	293,600	37,058
Mylan, Inc.*	1,180,500	36,631
Total		73,689

Real Estate Investment Trusts 5.73%
BioMed Realty Trust, Inc.	1,034,000	20,918
Brandywine Realty Trust	1,029,000	13,912
Camden Property Trust	165,000	11,408
DDR Corp.	949,000	15,801
Liberty Property Trust	535,000	19,774
Macerich Co. (The)	206,000	12,560
Ventas, Inc.	249,000	17,295
Vornado Realty Trust	216,800	17,962
Weyerhaeuser Co.	340,900	9,712
Total		139,342

		Fair
		Value
Investments	Shares	(000)
Real Estate Management & Development 2.18%
Jones Lang LaSalle, Inc.	432,000	$39,373
Realogy Holdings Corp.*	285,000	13,691
Total		53,064

Road & Rail 2.24%
Hertz Global Holdings, Inc.*	1,111,000	27,553
Ryder System, Inc.	442,800	26,918
Total		54,471

Semiconductors & Semiconductor Equipment 3.08%
Analog Devices, Inc.	584,000	26,315
NVIDIA Corp.	1,483,000	20,806
NXP Semiconductors NV (Netherlands)*(a)	471,000	14,592
Xilinx, Inc.	334,000	13,230
Total		74,943

Software 1.07%
Adobe Systems, Inc.*	294,000	13,395
Symantec Corp.	558,400	12,547
Total		25,942

Specialty Retail 3.09%
Abercrombie & Fitch Co. Class A	567,000	25,657
Chico’s FAS, Inc.	378,383	6,455
CST Brands, Inc.*	450,000	13,864
Pier 1 Imports, Inc.	755,000	17,735
Tiffany & Co.	156,600	11,407
Total		75,118

Trading Companies & Distributors 1.56%
HD Supply Holdings, Inc.*	586,253	11,016
WESCO International, Inc.*	395,000	26,844
Total		37,860
Total Common Stocks (cost $1,960,418,051)		2,411,174

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2013

	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 1.12%

Repurchase Agreement
Repurchase Agreement dated 6/28/2013, 0.01% due 7/1/2013 with Fixed Income Clearing Corp. collateralized by $8,765,000 of Federal Home Loan Mortgage Corp. at 0.50% due 6/6/2016 and $18,610,000 of U.S. Treasury Note at 1.50% due 6/30/2016; value: $27,865,916; proceeds: $27,315,669 (cost $27,315,646)	$27,316	$27,316
Total Investments in Securities 100.27% (cost $1,987,733,697)		2,438,490
Liabilities in Excess of Other Assets (0.27)%		(6,532)
Net Assets 100.00%		$2,431,958

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Common Stocks	$2,411,174	$—	$—	$2,411,174
Repurchase Agreement	—	27,316	—	27,316
Total	$2,411,174	$27,316	$—	$2,438,490

(1)	Refer to note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2013.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2013

ASSETS:
Investments in securities, at fair value (cost $1,987,733,697)	$2,438,490,176
Receivables:
Investment securities sold	21,779,105
Dividends	3,103,680
Capital shares sold	2,170,810
Prepaid expenses and other assets	30,927
Total assets	2,465,574,698
LIABILITIES:
Payables:
Investment securities purchased	25,403,896
Capital shares reacquired	3,618,834
12b-1 distribution fees	1,687,000
Management fee	1,081,132
Directors’ fees	948,506
To affiliates (See Note 3)	136,660
Fund administration	80,244
Accrued expenses	660,500
Total liabilities	33,616,772
NET ASSETS	$2,431,957,926
COMPOSITION OF NET ASSETS:
Paid-in capital	$3,116,128,486
Undistributed net investment income	4,708,565
Accumulated net realized loss on investments	(1,139,635,604)
Net unrealized appreciation on investments	450,756,479
Net Assets	$2,431,957,926

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

June 30, 2013

Net assets by class:
Class A Shares	$1,293,747,089
Class B Shares	$29,041,393
Class C Shares	$213,915,871
Class F Shares	$70,010,538
Class I Shares	$683,321,540
Class P Shares	$113,956,472
Class R2 Shares	$926,891
Class R3 Shares	$27,038,132
Outstanding shares by class:
Class A Shares (700 million shares of common stock authorized, $.001 par value)	63,095,706
Class B Shares (200 million shares of common stock authorized, $.001 par value)	1,511,452
Class C Shares (200 million shares of common stock authorized, $.001 par value)	11,180,047
Class F Shares (200 million shares of common stock authorized, $.001 par value)	3,436,234
Class I Shares (200 million shares of common stock authorized, $.001 par value)	33,509,438
Class P Shares (200 million shares of common stock authorized, $.001 par value)	5,726,376
Class R2 Shares (200 million shares of common stock authorized, $.001 par value)	45,843
Class R3 Shares (200 million shares of common stock authorized, $.001 par value)	1,331,839
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$20.50
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$21.75
Class B Shares-Net asset value	$19.21
Class C Shares-Net asset value	$19.13
Class F Shares-Net asset value	$20.37
Class I Shares-Net asset value	$20.39
Class P Shares-Net asset value	$19.90
Class R2 Shares-Net asset value	$20.22
Class R3 Shares-Net asset value	$20.30

See Notes to Financial Statements.	9

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2013

Investment income:
Dividends	$18,559,806
Interest	1,772
Total investment income	18,561,578
Expenses:
Management fee	6,524,388
12b-1 distribution plan-Class A	2,244,563
12b-1 distribution plan-Class B	161,846
12b-1 distribution plan-Class C	1,051,650
12b-1 distribution plan-Class F	34,246
12b-1 distribution plan-Class P	203,817
12b-1 distribution plan-Class R2	2,530
12b-1 distribution plan-Class R3	62,874
Shareholder servicing	1,599,258
Fund administration	484,263
Subsidy (See Note 3)	433,073
Reports to shareholders	106,794
Registration	51,236
Professional	33,661
Directors’ fees	29,186
Custody	23,387
Other	25,931
Gross expenses	13,072,703
Expense reductions (See Note 8)	(1,011)
Net expenses	13,071,692
Net investment income	5,489,886
Net realized and unrealized gain:
Net realized gain on investments	198,118,966
Net change in unrealized appreciation/depreciation on investments	118,247,719
Net realized and unrealized gain	316,366,685
Net Increase in Net Assets Resulting From Operations	$321,856,571

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012
Operations:
Net investment income	$5,489,886	$16,288,803
Net realized gain on investments	198,118,966	260,457,681
Net change in unrealized appreciation/depreciation on investments	118,247,719	33,192,802
Net increase in net assets resulting from operations	321,856,571	309,939,286
Distributions to shareholders from:
Net investment income
Class A	–	(7,935,942)
Class C	–	(85,790)
Class F	–	(582,098)
Class I	–	(6,221,909)
Class P	–	(792,386)
Class R2	–	(3,196)
Class R3	–	(137,044)
Total distributions to shareholders	–	(15,758,365)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	146,499,736	299,558,358
Reinvestment of distributions	–	14,672,620
Cost of shares reacquired	(322,936,570)	(565,530,835)
Net decrease in net assets resulting from capital share transactions	(176,436,834)	(251,299,857)
Net increase in net assets	145,419,737	42,881,064
NET ASSETS:
Beginning of period	$2,286,538,189	$2,243,657,125
End of period	$2,431,957,926	$2,286,538,189
Undistributed (distributions in excess of) net investment income	$4,708,565	$(781,321)

See Notes to Financial Statements.	11

Financial Highlights

	Class A Shares
	Six Months Ended 6/30/2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$17.94		$15.77	$16.45	$13.15	$10.43	$18.57
Investment operations:
Net investment income(a)	.04		.11	.04	.06	.06	.18
Net realized and unrealized gain (loss)	2.52		2.18	(.70)	3.30	2.73	(7.24)
Total from investment operations	2.56		2.29	(.66)	3.36	2.79	(7.06)
Distributions to shareholders from:
Net investment income	—		(.12)	(.02)	(.06)	(.07)	(.26)
Net realized gain	—		—	—	—	—	(.82)
Total distributions	—		(.12)	(.02)	(.06)	(.07)	(1.08)
Net asset value, end of period	$20.50		$17.94	$15.77	$16.45	$13.15	$10.43
Total Return(b)	14.27	%(c)	14.49%	(3.95)%	25.55%	26.67%	(39.44)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.55	%(c)	1.13%	1.14%	1.15%	1.16%	1.10%
Expenses, excluding expense reductions	.55	%(c)	1.13%	1.14%	1.15%	1.16%	1.10%
Net investment income	.21	%(c)	.67%	.22%	.43%	.57%	1.19%

Supplemental Data:
Net assets, end of period (000)	$1,293,747		$1,224,394	$1,310,387	$1,610,246	$1,657,302	$2,090,013
Portfolio turnover rate	35.34	%(c)	68.57%	47.77%	62.12%	109.32%	20.11%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

12	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 6/30/2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$16.87		$14.83	$15.54	$12.46	$9.89	$17.62
Investment operations:
Net investment income (loss)(a)	(.02)		— (b)	(.08)	(.04)	(.01)	.07
Net realized and unrealized gain (loss)	2.36		2.04	(.63)	3.12	2.58	(6.82)
Total from investment operations	2.34		2.04	(.71)	3.08	2.57	(6.75)
Distributions to shareholders from:
Net investment income	—		—	—	—	—	(.16)
Net realized gain	—		—	—	—	—	(.82)
Total distributions	—		—	—	—	—	(.98)
Net asset value, end of period	$19.21		$16.87	$14.83	$15.54	$12.46	$9.89
Total Return(c)	13.87	%(d)	13.76%	(4.57)%	24.72%	25.99%	(39.88)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.87	%(d)	1.78%	1.78%	1.81%	1.81%	1.77%
Expenses, excluding expense reductions	.87	%(d)	1.78%	1.78%	1.81%	1.81%	1.77%
Net investment income (loss)	(.13	)%(d)	(.01)%	(.49)%	(.31)%	(.08)%	.54%

Supplemental Data:
Net assets, end of period (000)	$29,041		$34,227	$50,420	$121,889	$220,002	$276,790
Portfolio turnover rate	35.34	%(d)	68.57%	47.77%	62.12%	109.32%	20.11%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	13

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 6/30/2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$16.80		$14.77	$15.48	$12.41	$9.85	$17.55
Investment operations:
Net investment income (loss)(a)	(.02)		— (b)	(.06)	(.03)	(.01)	.07
Net realized and unrealized gain (loss)	2.35		2.04	(.65)	3.10	2.57	(6.79)
Total from investment operations	2.33		2.04	(.71)	3.07	2.56	(6.72)
Distributions to shareholders from:
Net investment income	—		(.01)	—	—	— (b)	(.16)
Net realized gain	—		—	—	—	—	(.82)
Total distributions	—		(.01)	—	—	—	(.98)
Net asset value, end of period	$19.13		$16.80	$14.77	$15.48	$12.41	$9.85
Total Return(c)	13.87	%(d)	13.79%	(4.59)%	24.74%	25.99%	(39.90)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.87	%(d)	1.78%	1.77%	1.80%	1.81%	1.77%
Expenses, excluding expense reductions	.87	%(d)	1.78%	1.77%	1.80%	1.81%	1.77%
Net investment income (loss)	(.11	)%(d)	.03%	(.42)%	(.22)%	(.09)%	.53%

Supplemental Data:
Net assets, end of period (000)	$213,916		$201,356	$218,201	$278,241	$289,664	$310,015
Portfolio turnover rate	35.34	%(d)	68.57%	47.77%	62.12%	109.32%	20.11%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

14	See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Six Months Ended 6/30/2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$17.81		$15.66	$16.33	$13.06	$10.36	$18.52
Investment operations:
Net investment income(a)	.07		.16	.08	.10	.08	.26
Net realized and unrealized gain (loss)	2.49		2.15	(.68)	3.27	2.73	(7.28)
Total from investment operations	2.56		2.31	(.60)	3.37	2.81	(7.02)
Distributions to shareholders from:
Net investment income	—		(.16)	(.07)	(.10)	(.11)	(.32)
Net realized gain	—		—	—	—	—	(.82)
Total distributions	—		(.16)	(.07)	(.10)	(.11)	(1.14)
Net asset value, end of period	$20.37		$17.81	$15.66	$16.33	$13.06	$10.36
Total Return(b)	14.37	%(c)	14.76%	(3.69)%	25.84%	27.10%	(39.32)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.43	%(c)	.88%	.89%	.89%	.88%	.85%
Expenses, excluding expense reductions	.43	%(c)	.88%	.89%	.89%	.88%	.85%
Net investment income	.33	%(c)	.92%	.47%	.73%	.77%	1.96%

Supplemental Data:
Net assets, end of period (000)	$70,011		$63,451	$65,902	$76,444	$28,272	$12,380
Portfolio turnover rate	35.34	%(c)	68.57%	47.77%	62.12%	109.32%	20.11%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	15

Financial Highlights (continued)

	Class I Shares
	Six Months Ended 6/30/2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$17.81		$15.66	$16.34	$13.06	$10.36	$18.52
Investment operations:
Net investment income(a)	.08		.18	.11	.10	.10	.23
Net realized and unrealized gain (loss)	2.50		2.15	(.71)	3.29	2.72	(7.24)
Total from investment operations	2.58		2.33	(.60)	3.39	2.82	(7.01)
Distributions to shareholders from:
Net investment income	—		(.18)	(.08)	(.11)	(.12)	(.33)
Net realized gain	—		—	—	—	—	(.82)
Total distributions	—		(.18)	(.08)	(.11)	(.12)	(1.15)
Net asset value, end of period	$20.39		$17.81	$15.66	$16.34	$13.06	$10.36
Total Return(b)	14.49	%(c)	14.88%	(3.64)%	25.98%	27.21%	(39.27)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.38	%(c)	.78%	.79%	.80%	.81%	.77%
Expenses, excluding expense reductions	.38	%(c)	.78%	.79%	.80%	.81%	.77%
Net investment income	.38	%(c)	1.06%	.69%	.73%	.92%	1.55%

Supplemental Data:
Net assets, end of period (000)	$683,322		$616,196	$410,713	$138,036	$186,387	$221,556
Portfolio turnover rate	35.34	%(c)	68.57%	47.77%	62.12%	109.32%	20.11%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

16	See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months Ended 6/30/2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$17.41		$15.30	$15.95	$12.75	$10.12	$18.07
Investment operations:
Net investment income(a)	.04		.11	.02	.04	.05	.16
Net realized and unrealized gain (loss)	2.45		2.11	(.66)	3.20	2.64	(7.04)
Total from investment operations	2.49		2.22	(.64)	3.24	2.69	(6.88)
Distributions to shareholders from:
Net investment income	—		(.11)	(.01)	(.04)	(.06)	(.25)
Net realized gain	—		—	—	—	—	(.82)
Total distributions	—		(.11)	(.01)	(.04)	(.06)	(1.07)
Net asset value, end of period	$19.90		$17.41	$15.30	$15.95	$12.75	$10.12
Total Return(b)	14.30	%(c)	14.49%	(4.03)%	25.43%	26.63%	(39.56)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.55	%(c)	1.14%	1.20%	1.25%	1.25%	1.22%
Expenses, excluding expense reductions	.55	%(c)	1.14%	1.20%	1.25%	1.25%	1.22%
Net investment income	.20	%(c)	.65%	.15%	.32%	.46%	1.10%

Supplemental Data:
Net assets, end of period (000)	$113,956		$122,334	$169,767	$247,864	$255,116	$264,246
Portfolio turnover rate	35.34	%(c)	68.57%	47.77%	62.12%	109.32%	20.11%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	17

Financial Highlights (continued)

	Class R2 Shares
	Six Months Ended 6/30/2013		Year Ended 12/31					3/24/2008(a) to
	(unaudited)		2012	2011		2010	2009	12/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$17.72		$15.59	$16.27		$13.04	$10.36	$15.62
Investment operations:
Net investment income (loss)(b)	.02		.08	—	(c)	.06	.03	.16
Net realized and unrealized gain (loss)	2.48		2.13	(.68)		3.23	2.71	(5.11)
Total from investment operations	2.50		2.21	(.68)		3.29	2.74	(4.95)
Distributions to shareholders from:
Net investment income	—		(.08)	—		(.06)	(.06)	(.31)
Net asset value, end of period	$20.22		$17.72	$15.59		$16.27	$13.04	$10.36
Total Return(d)	14.17	%(e)	14.21%	(4.24)%		25.24%	26.47%	(31.58	)%(e)
Ratios to Average Net Assets:
Expenses, including expense reductions	.68	%(e)	1.38%	1.39%		1.38%	1.37%	1.00	%(e)
Expenses, excluding expense reductions	.68	%(e)	1.38%	1.39%		1.38%	1.37%	1.00	%(e)
Net investment income (loss)	.10	%(e)	.46%	(.00	)%(f)	.44%	.30%	1.37	%(e)

Supplemental Data:
Net assets, end of period (000)	$927		$675	$500		$509	$141	$85
Portfolio turnover rate	35.34	%(e)	68.57%	47.77%		62.12%	109.32%	20.11%
(a)	Commencement of operations was 3/24/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 4/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.

18	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Six Months Ended 6/30/2013		Year Ended 12/31				3/24/2008(a) to
	(unaudited)		2012	2011	2010	2009	12/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$17.78		$15.64	$16.32	$13.07	$10.38	$15.62
Investment operations:
Net investment income(b)	.03		.09	.02	.06	.04	.16
Net realized and unrealized gain (loss)	2.49		2.15	(.69)	3.26	2.73	(5.11)
Total from investment operations	2.52		2.24	(.67)	3.32	2.77	(4.95)
Distributions to shareholders from:
Net investment income	—		(.10)	(.01)	(.07)	(.08)	(.29)
Net asset value, end of period	$20.30		$17.78	$15.64	$16.32	$13.07	$10.38
Total Return(c)	14.17	%(d)	14.33%	(4.10)%	25.38%	26.65%	(31.55	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.62	%(d)	1.27%	1.28%	1.29%	1.25%	.96	%(d)
Expenses, excluding expense reductions	.62	%(d)	1.27%	1.28%	1.29%	1.25%	.97	%(d)
Net investment income	.14	%(d)	.56%	.11%	.43%	.38%	1.19	%(d)

Supplemental Data:
Net assets, end of period (000)	$27,038		$23,905	$17,766	$13,769	$2,178	$330
Portfolio turnover rate	35.34	%(d)	68.57%	47.77%	62.12%	109.32%	20.11%
(a)	Commencement of operations was 3/24/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 4/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	19

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Mid Cap Stock Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions,

Notes to Financial Statements (unaudited)(continued)

market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2009 through December 31, 2012. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (unaudited)(continued)

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

	•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2013, and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the six months ended June 30, 2013, the effective management fee paid to Lord Abbett was at an annualized rate of .54% of the Fund’s average daily net assets.

Notes to Financial Statements (unaudited)(continued)

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust and Lord Abbett Global Allocation Fund of Lord Abbett Global Fund, Inc. (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. The expenses assumed by the Underlying Funds are reflected in Receivables from affiliates on the Fund’s Statement of Assets and Liabilities. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of June 30, 2013, the percentages of the Fund’s outstanding shares owned by Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund, Lord Abbett Global Allocation Fund and Lord Abbett Growth & Income Strategy Fund were 10.22%, 2.71%, 8.27%, and 1.54%, respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been approved by the Board pursuant to the plan:

Fees*	Class A		Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25	%(1)	.25%	.25%	—	.25%	.25%	.25%
Distribution	.10%		.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A shares.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2013:

Distributor Commissions	Dealers Concessions
$52,215	$293,275

Distributor received CDSCs of $7,570 and $2,510 for Class A and Class C shares, respectively, for the six months ended June 30, 2013.

A Director and certain of the Fund’s officers have an interest in Lord Abbett.

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2013 and the fiscal year ended December 31, 2012 was as follows:

	Six Months Ended 6/30/2013 (unaudited)	Year Ended 12/31/2012
Distributions paid from:
Ordinary income	$—	$15,758,365
Total distributions paid	$—	$15,758,365

As of December 31, 2012, the Fund had a capital loss carryforward of $1,334,113,979 set to expire in 2017.

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of June 30, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,989,863,608
Gross unrealized gain	472,434,018
Gross unrealized loss	(23,807,450)
Net unrealized security gain	$448,626,568

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2013 were as follows:

Purchases	Sales
$845,175,164	$990,079,316

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2013.

Notes to Financial Statements (unaudited)(continued)

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011– 11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as cash collateral, through single payment in the event of default on or termination of any one contract:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$27,315,646	$ –	$27,315,646
Total	$27,315,646	$ –	$27,315,646

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instrument Collateral Received(a)	Cash Collateral Received(a)	Net Amount(b)
State Street Bank & Trust	$27,315,646	$(27,315,646)	$—	$—
Total	$27,315,646	$(27,315,646)	$—	$—

(a)	Collateral received is limited to an amount not to exceed 100% of the net amount of assets in the tables presented above, for each respective counterparty.
(b)	Net Amount represents the amount that is subject to loss in the event of a counterparty failure as of June 30, 2013

7.	DIRECTORS’ REMUNERATION

The Fund’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

Notes to Financial Statements (unaudited)(continued)

9.	LINE OF CREDIT

On April 2, 2012, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Board considers annual renewal of the Facility under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

Effective April 1, 2013, the Fund and the participating funds entered into a short term extension of the Facility through June 30, 2013. Effective July 1, 2013, the Fund and participating funds renewed the Facility through June 30, 2014 under the same terms as described above.

During the six months ended June 30, 2013, a participating fund utilized the Facility and fully repaid its borrowings on June 13, 2013. As of June 30, 2013, there were no loans outstanding pursuant to this Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

Notes to Financial Statements (unaudited)(continued)

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2013 (unaudited)		Year Ended December 31, 2012
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,307,236	$45,801,891	4,273,586	$72,830,521
Converted from Class B*	300,165	5,931,790	704,656	11,988,732
Reinvestment of distributions	—	—	392,240	7,103,496
Shares reacquired	(7,751,272)	(153,376,197)	(20,209,351)	(343,059,711)
Decrease	(5,143,871)	$(101,642,516)	(14,838,869)	$(251,136,962)

Class B Shares
Shares sold	26,582	$495,757	61,765	$1,001,671
Shares reacquired	(224,486)	(4,159,931)	(681,452)	(10,862,572)
Converted to Class A*	(319,795)	(5,931,790)	(751,402)	(11,988,732)
Decrease	(517,699)	$(9,595,964)	(1,371,089)	$(21,849,633)

Class C Shares
Shares sold	280,878	$5,223,873	446,510	$7,090,343
Reinvestment of distributions	—	—	3,853	65,349
Shares reacquired	(1,088,913)	(20,197,738)	(3,233,549)	(51,270,160)
Decrease	(808,035)	$(14,973,865)	(2,783,186)	$(44,114,468)

Class F Shares
Shares sold	378,403	$7,440,001	432,908	$7,330,808
Reinvestment of distributions	—	—	26,811	482,065
Shares reacquired	(505,490)	(9,939,286)	(1,105,816)	(18,670,870)
Decrease	(127,087)	$(2,499,285)	(646,097)	$(10,857,997)

Class I Shares
Shares sold	3,918,997	$77,617,106	11,607,547	$195,118,661
Reinvestment of distributions	—	—	338,805	6,091,706
Shares reacquired	(5,001,533)	(100,622,629)	(3,578,572)	(61,215,764)
Increase (decrease)	(1,082,536)	$(23,005,523)	8,367,780	$139,994,603

Class P Shares
Shares sold	246,667	$4,766,046	401,626	$6,616,418
Reinvestment of distributions	—	—	45,020	791,448
Shares reacquired	(1,545,593)	(29,463,446)	(4,514,502)	(74,229,018)
Decrease	(1,298,926)	$(24,697,400)	(4,067,856)	$(66,821,152)

Class R2 Shares
Shares sold	18,164	$358,780	20,870	$349,725
Reinvestment of distributions	—	—	88	1,576
Shares reacquired	(10,410)	(201,186)	(14,976)	(252,894)
Increase	7,754	$157,594	5,982	$98,407

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended June 30, 2013 (unaudited)		Year Ended December 31, 2012
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	244,899	$4,796,282	554,171	$9,220,211
Reinvestment of distributions	—	—	7,631	136,980
Shares reacquired	(257,767)	(4,976,157)	(353,218)	(5,969,846)
Increase (decrease)	(12,868)	$(179,875)	208,584	$3,387,345

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Mid Cap Stock Fund, Inc.	LAMCVF-3-0613 (08/13)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID CAP STOCK FUND, INC.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 21, 2013

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 21, 2013

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 21, 2013